Segment reporting - Product net sales by country of sales (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment reporting
Total product net sales	$ 2,813	$ 1,739
United States
Segment reporting
Total product net sales	2,380	1,483
Japan
Segment reporting
Total product net sales	169	84
China
Segment reporting
Total product net sales	17	33
Rest of the World
Segment reporting
Total product net sales	$ 247	$ 139